Issuances of Securities (Details 3) - Warrants 1 [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Number of Warrants Outstanding	412,500	412,500
Warrants Outstanding, Remaining Contractual life (in years)	1 year 3 months	2 years
Warrants Outstanding, Weighted Average Exercise Price	$ 0.14	$ 0.14
Number of Share Warrants Exercisable	412,500	412,500
Weighted Average Exercise Price, Warrants Exercisable	$ 0.14	$ 0.14